Label	Element	Value
Principal Exhange-Traded Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Exchange-Traded Funds
Supplement dated July 12, 2022
to the Prospectus dated June 9, 2022

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

Principal Exhange-Traded Funds | Principal Healthcare Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL HEALTHCARE INNOVATORS ETF
Strategy [Heading]	rr_StrategyHeading	On or about July 15, 2022, in the Principal Investment Strategies, delete all references to the Russell 2000 Healthcare Index and replace with the Russell 3000 Healthcare Index and delete the fourth sentence in the first paragraph that states the market capitalization range and replace with the following sentence:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of December 31, 2021, the market capitalization range of the companies in the Russell 3000 Healthcare Index was between approximately $31.6 million and $472.5 billion.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	On or about July 15, 2022, under Performance, delete the last paragraph in its entirety and replace with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the Russell 2000 Healthcare Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Health Care Innovators Index.
Principal Exhange-Traded Funds | Principal Millennials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL MILLENNIALS ETF
Strategy [Heading]	rr_StrategyHeading	On or about July 15, 2022, in the Principal Investment Strategies, delete all references to the MSCI ACWI Index and replace with the MSCI ACWI IMI Index and delete the second-to-last sentence in the first paragraph that states the market capitalization range and replace with the following sentence:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of December 31, 2021, the market capitalization range of the companies in the MSCI ACWI IMI Index was between approximately $95.8 million and $2.9 trillion.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	On or about July 15, 2022, under Performance, delete the last paragraph in its entirety and replace with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the MSCI ACWI Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq Global Millennial Opportunity Index.